UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.7%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	641,833	$5,526,185
Dryden High Yield Fund, Inc. (Class Z)	191,999	1,077,115
Dryden International Equity Fund (Class Z)	245,993	1,972,862
Dryden Large-Cap Core Equity Fund (Class Z)	95,012	1,148,696
Dryden Short-Term Corporate Bond Fund (Class Z)	404,496	4,307,881
Dryden Ultra Short Bond Fund (Class Z)	155,216	1,499,390
Jennison 20/20 Focus Fund (Class Z)	75,937	1,194,496
Jennison Equity Opportunity Fund (Class Z)	27,355	468,589
Jennison Growth Fund (Class Z)	116,946	1,817,344
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	24,724	521,677
Jennison Value Fund (Class Z)	102,139	2,163,300

Total long-term investments (cost $20,686,662)		21,697,535

SHORT-TERM INVESTMENT 2.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $514,533)	514,533	514,533

Total Investments(a) 100.0% (cost $21,201,195)(b)		22,212,068

Other assets in excess of liabilities		7,404

Net Assets 100.0%		$22,219,472

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 21,249,666	$1,341,539	$379,137	$962,402

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.2%

Affiliated Registered Investment Companies
Dryden International Equity Fund (Class Z)	1,045,264	$8,383,017
Dryden Large-Cap Core Equity Fund (Class Z)	268,375	3,244,659
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	130,334	2,503,707
Dryden Total Return Bond Fund, Inc. (Class Z)	188,330	2,301,387
Jennison 20/20 Focus Fund (Class Z)	223,960	3,522,885
Jennison Equity Opportunity Fund (Class Z)	90,760	1,554,713
Jennison Growth Fund (Class Z)	360,268	5,598,566
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	67,292	1,419,866
Jennison Value Fund (Class Z)	298,697	6,326,392

Total long-term investments (cost $30,337,079)		34,855,192

SHORT-TERM INVESTMENT 1.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $495,843)	495,843	495,843

Total Investments(a) 99.6% (cost $30,832,922)(b)		35,351,035

Other assets in excess of liabilities 0.4%		155,150

Net Assets 100.0%		$35,506,185

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 30,872,047	$4,549,437	$70,449	$4,478,988

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Dryden Moderate Allocation Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%

Affiliated Registered Investment Companies
Dryden Government Income Fund, Inc. (Class Z)	1,007,051	$8,670,710
Dryden High Yield Fund, Inc. (Class Z)	463,752	2,601,651
Dryden International Equity Fund (Class Z)	1,321,956	10,602,089
Dryden Large-Cap Core Equity Fund (Class Z)	400,368	4,840,451
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	729,935	7,773,813
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	100,878	1,937,872
Dryden Ultra Short Bond Fund (Class Z)	155,886	1,505,861
Jennison 20/20 Focus Fund (Class Z)	337,576	5,310,068
Jennison Equity Opportunity Fund (Class Z)	111,136	1,903,754
Jennison Growth Fund (Class Z)	512,170	7,959,128
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	69,600	1,468,554
Jennison Value Fund (Class Z)	504,733	10,690,246

Total long-term investments (cost $59,166,191)		65,264,197

SHORT-TERM INVESTMENT 1.4%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $954,533)	954,533	954,533

Total Investments(a) 100.1% (cost $60,120,724)(b)		66,218,730
Liabilities in excess of other assets (0.1%)		(77,733)

Net Assets 100.0%		$66,140,997

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 60,207,831	$6,739,338	$728,439	$6,010,899

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
Aerospace & Defense 3.3%
526,500	Boeing Co.	$43,125,615
817,100	United Technologies Corp.	51,820,482

		94,946,097

Beverages 2.5%
1,225,400	PepsiCo, Inc.	73,573,016

Biotechnology 6.6%
1,025,300	Amgen, Inc. (a)(b)	66,880,319
781,800	Genentech, Inc. (a)	63,951,240
1,016,500	Gilead Sciences, Inc. (a)	60,136,140

		190,967,699

Capital Markets 7.3%
2,942,800	Charles Schwab Corp. (The)	47,025,944
312,500	Goldman Sachs Group, Inc.	47,009,375
672,800	Merrill Lynch & Co., Inc.	46,799,968
651,800	UBS AG	71,502,460

		212,337,747

Communications Equipment 8.2%
3,203,600	Cisco Systems, Inc.(a)	62,566,307
1,731,200	Corning, Inc.(a)	41,877,728
1,698,300	Motorola, Inc.	34,220,745
1,993,500	Nokia OYJ ADR (Finland)	40,388,310
1,459,900	QUALCOMM, Inc.	58,498,193

		237,551,283

Computers & Peripherals 1.7%
894,000	Apple Computer, Inc. (a)	51,065,280

Consumer Finance 2.1%
1,148,100	American Express Co.	61,101,882

Diversified Financial Services 1.9%
1,140,700	KKR Private Equity Investors LLP, RDU, 144A(a)(e)(f)	24,981,330
464,400	NYSE Group, Inc.(a)(b)	31,802,112

		56,783,442

Electronic Equipment & Instruments 1.6%
1,510,700	Agilent Technologies, Inc.(a)(b)	47,677,692

Energy Equipment & Services 2.3%
1,007,700	Schlumberger Ltd.	65,611,347

Food & Staples Retailing 2.0%
916,000	Whole Foods Market, Inc.	59,210,240

Health Care Equipment & Supplies 3.1%
606,400	Alcon, Inc.(b)	59,760,720
950,300	St. Jude Medical, Inc.(a)	30,808,726

		90,569,446

Health Care Providers & Services 2.6%
852,000	Caremark Rx, Inc.	42,489,240
444,600	WellPoint, Inc.(a)	32,353,542

		74,842,782

Hotels, Restaurants & Leisure 3.6%
532,000	Cheesecake Factory (The)(a)(b)	14,337,400
109,800	Chipotle Mexican Grill, Inc. (Class A Stock)(a)	6,692,310
1,349,800	Marriott International, Inc. (Class A Stock)	51,454,376
823,100	Starbucks Corp.(a)(b)	31,080,256

		103,564,342

Household Products 1.6%
833,390	Procter & Gamble Co.	46,336,484

Industrial Conglomerates 3.7%
533,000	3M Co.	43,050,410
1,961,600	General Electric Co.	64,654,336

		107,704,746

Insurance 1.4%
694,200	American International Group, Inc.	40,992,510

Internet Software & Services 6.6%
725,500	eBay, Inc.(a)(b)	21,249,895
267,600	Google, Inc. (Class A Stock)(a)	112,212,708
1,787,300	Yahoo!, Inc.(a)(b)	58,980,900

		192,443,503

Media 3.4%
2,314,700	Disney (Walt) Co.(b)	69,441,000
1,569,700	News Corp. (Class A Stock)	30,106,846

		99,547,846

Multiline Retail 4.4%
1,530,400	Federated Department Stores, Inc.(b)	56,012,640
507,200	Kohl’s Corp.(a)(b)	29,985,664
865,400	Target Corp.(b)	42,292,098

		128,290,402

Oil, Gas & Consumable Fuels 3.5%
429,300	Apache Corp.	29,299,725
373,600	Occidental Petroleum Corp.	38,312,680
408,800	Suncor Energy, Inc.	33,116,888

		100,729,293

Pharmaceuticals 6.3%
1,309,500	Novartis AG ADR (Switzerland)(b)	70,608,240
908,100	Roche Holding AG ADR (Switzerland)	74,908,988
378,200	Sanofi-Aventis (France)	36,909,123
2,900	Sanofi-Aventis ADR (France)	141,230

		182,567,581

Semiconductors & Semiconductor Equipment 6.6%
1,809,400	Broadcom Corp. (Class A Stock)(a)	54,372,470
1,187,500	Marvell Technology Group Ltd.(a)(b)	52,641,875
1,311,800	Maxim Integrated Products, Inc.	42,121,898
1,442,400	Texas Instruments, Inc.(b)	43,690,296

		192,826,539

Software 6.7%
2,213,900	Adobe Systems, Inc.(a)(b)	67,214,004
972,000	Electronic Arts, Inc.(a)(b)	41,834,880
639,000	Microsoft Corp.	14,888,700
358,500	NAVTEQ Corp.(a)(b)	16,017,780
1,020,900	SAP AG ADR (Germany)(b)	53,617,668

		193,573,032

Specialty Retail 2.2%
1,026,300	Home Depot, Inc.	36,731,277
506,400	Urban Outfitters, Inc.(a)(b)	8,856,936
535,500	Williams-Sonoma, Inc.(b)	18,233,775

		63,821,988

Textiles, Apparel & Luxury Goods 3.0%
1,402,500	Coach, Inc.(a)	41,934,750
549,800	Nike, Inc. (Class B Stock)	44,533,800

		86,468,550

Wireless Telecommunication Services 1.3%
692,300	NII Holdings, Inc.(a)(b)	39,031,874

	Total long-term investments (cost $2,323,377,289)	2,894,136,643

SHORT-TERM INVESTMENT 9.4%
Affiliated Money Market Mutual Fund
273,288,800	Dryden Core Investment Fund - Taxable Money Market Series (cost $273,288,800; includes $260,267,176 of cash collateral received from securities on loan)(c)(d)	273,288,800

Total Investments 108.9% (cost $2,596,666,089)(g)	3,167,425,443
Other liabilities in excess of assets (8.9%)	(257,933,043)

Net Assets 100.0%	$2,909,492,400

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

RDU	Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $253,325,191; cash collateral of $260,267,176 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted. 144A securities are deemed to be liquid.
(f)	As of June 30, 2006, one security representing $24,981,330 and 0.8% of the total market value of the Fund was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 2,637,005,676	$602,744,839	$72,325,072	$530,419,767

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.5%
COMMON STOCKS 94.1%

Aerospace & Defense 1.7%
275,400	Honeywell International, Inc.	$11,098,620

Biotechnology 0.7%
127,400	ImClone Systems, Inc.(a)(b)	4,922,736

Capital Markets 6.0%
227,000	Bank of New York Co., Inc. (The)	7,309,400
757,400	Charles Schwab Corp. (The)	12,103,252
235,500	Eaton Vance Corp.	5,878,080
154,700	Lazard Ltd., “Class A”(b)	6,249,880
187,700	Nuveen Investments, Inc. “Class A”	8,080,485

		39,621,097

Chemicals 4.9%
331,300	E.I. du Pont de Nemours & Co.(b)	13,782,080
309,200	Huntsman Corp.(a)	5,355,344
439,200	Nalco Holdings Co.(a)	7,743,096
225,600	Rockwood Holdings, Inc.(a)	5,191,056

		32,071,576

Commercial Banks 1.8%
354,155	Royal Bank of Scotland Group PLC (United Kingdom)	11,644,277

Commercial Services & Supplies 5.0%
830,900	Allied Waste Industries, Inc.(a)(b)	9,439,024
161,600	Manpower, Inc.	10,439,360
268,700	Navigant Consulting, Inc.(a)	6,086,055
187,200	Waste Management, Inc.	6,716,736

		32,681,175

Communications Equipment 1.6%
522,700	Nokia Corp. (ADR) (Finland)	10,589,902

Computers & Peripherals 1.6%
254,700	Diebold, Inc.(b)	10,345,914

Containers & Packaging 2.1%
329,700	Temple-Inland, Inc.	14,134,239

Diversified Consumer Services 2.4%
311,000	Career Education Corp.(a)(b)	9,295,790
284,700	DeVry, Inc.(a)(b)	6,254,859

		15,550,649

Diversified Financial Services 4.1%
202,400	Citigroup, Inc.	9,763,776
185,872	J.P. Morgan Chase & Co.(b)	7,806,624
433,800	KKR Private Equity Investors LLP, RDU – Physical, Private Placement 144A (Netherlands) (cost $10,830,083; purchased 5/03/06 – 5/05/06)(a)(f)(g)(h)	9,500,220

		27,070,620

Diversified Telecommunication Services 2.5%
733,400	Citizens Communications Co.(b)	9,570,870
501,500	IDT Corp., “Class B”(a)(b)	6,915,685

		16,486,555

Electronic Equipment & Instruments 1.0%
209,215	Agilent Technologies, Inc.(a)	6,602,825

Energy Equipment & Services 3.3%
79,500	National-Oilwell Varco, Inc.(a)	5,033,940
154,900	Schlumberger Ltd.	10,085,539
130,500	Veritas DGC, Inc.(a)	6,731,190

		21,850,669

Food & Staples Retailing 5.3%
708,600	Kroger Co. (The)(b)	15,489,996
346,000	Performance Food Group Co.(a)(b)	10,511,480
187,100	Wal-Mart Stores, Inc.(b)	9,012,607

		35,014,083

Food Products 3.0%
1,043,300	Cadbury Schweppes PLC (United Kingdom)	10,061,227
422,700	ConAgra Foods, Inc.	9,345,897

		19,407,124

Health Care Providers & Services 2.6%
180,100	Community Health Systems, Inc.(a)	6,618,675
179,000	Medco Health Solutions, Inc.(a)	10,253,120

		16,871,795

Hotels, Restaurants & Leisure 1.7%
309,800	Bally Technologies, Inc.(a)(b)	5,102,406
174,400	OSI Restaurant Partners, Inc.	6,034,240

		11,136,646

Insurance 5.7%
210,900	American International Group, Inc.	12,453,645
397,800	Axis Capital Holdings Ltd.	11,381,058
1,169,100	Benfield Group Ltd. (United Kingdom)	7,453,210
342,400	Montpelier Re Holdings Ltd.	5,920,096

		37,208,009

Internet & Catalog Retail 1.9%
127,100	Expedia, Inc.(a)(b)	1,902,687
402,900	IAC/InterActiveCorp. (a)(b)	10,672,821

		12,575,508

Machinery 2.2%
290,600	Dover Corp.	14,364,358

Media 8.2%
524,100	Discovery Holding Co., “Class A”(a)(b)	7,667,583
2,518,600	Gemstar-TV Guide International, Inc.(a)	8,865,472
317,923	Liberty Global Inc. “Class C”(a)(b)	6,539,676
654,900	Pearson PLC (United Kingdom)	8,919,390
771,800	Radio One, Inc. “Class D”(a)	5,711,320
194,000	Tribune Co.(b)	6,291,420
273,943	Viacom, Inc. “Class B”(a)	9,818,117

		53,812,978

Metals & Mining 2.1%
219,200	Alpha Natural Resources, Inc.(a)	4,300,704
256,800	Massey Energy Co.(b)	9,244,800

		13,545,504

Multi-Utilities 1.6%
232,900	Sempra Energy	10,592,292

Oil, Gas & Consumable Fuels 5.2%
152,400	Apache Corp.(b)	10,401,300
105,000	Exxon Mobil Corp.	6,441,750
82,900	Occidental Petroleum Corp.	8,501,395
315,100	Range Resources Corp.	8,567,569

		33,912,014

Pharmaceuticals 7.1%
297,400	Abbott Laboratories	12,969,614
230,000	Endo Pharmaceuticals Holdings, Inc.(a)	7,585,400
464,700	Pfizer, Inc.	10,906,509
89,100	Sanofi-Aventis (France)	8,695,407
289,300	Watson Pharmaceuticals, Inc.(a)	6,734,904

		46,891,834

Road & Rail 2.3%
212,300	CSX Corp.				14,954,412

Semiconductors & Semiconductor Equipment 0.6%
117,300	Maxim Integrated Products, Inc.				3,766,503

Software 5.2%
551,600	BEA Systems, Inc.(a)(b)				7,220,444
193,300	CA, Inc.(b)				3,972,315
383,900	Manhattan Associates, Inc.(a)				7,789,331
426,200	Microsoft Corp.(b)				9,930,460
774,400	TIBCO Software, Inc.(a)				5,459,520

					34,372,070

Specialty Retail 0.7%
994,700	Blockbuster, Inc. “Class A”(a)(b)				4,953,606

	Total common stocks (cost $567,913,456)				618,049,590

Principal Amount (000)		Moody’s Rating	Interest Rate	Maturity Date
CORPORATE BONDS 1.4%

Biotechnology
$ 9,880	Amgen, Inc.,(f) (cost $9,416,275)	A2	0.125%	2/01/11	9,237,800

	Total long-term investments (cost $577,329,731)				627,287,390

SHORT-TERM INVESTMENTS 22.2%

U.S. Government Security
$ 105	United States Treasury Bill, 5.05%, 12/21/06(d) (cost $102,454)				102,523

Shares
Affiliated Money Market Mutual Fund 22.2%
145,665,119	Dryden Core Investment Fund - Taxable Money Market Series (cost $145,665,119; includes $143,235,571 of cash collateral for securities on loan)(c)(e)				145,665,119

Total short-term investments (cost $145,767,573)	145,767,642

Total Investments 117.7% (cost $723,097,304)(i)	773,055,032

Liabilities in excess of other assets (17.7%)	(116,549,821)

Net Assets 100%	$656,505,211

The following abbreviation is used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $138,050,564; cash collateral of $143,235,571 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates a restricted security. The aggregate cost of the security is $10,830,083. The aggregate market value of $9,500,220 represents 1.5% of net assets.
(h)	As of June 30, 2006, one security representing $9,500,220 and 1.2% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 725,186,284	$69,323,446	$21,454,698	$47,868,748

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.4%
COMMON STOCKS 64.6%
Aerospace/Defense 1.8%
8,800	Armor Holdings, Inc.(a)	$482,504
3,808	European Aeronautic Defense and Space Co. (Netherlands)	109,394
5,400	General Dynamics Corp.	353,484
30,100	Honeywell International, Inc.	1,213,030
21,000	L-3 Communications Holdings, Inc.	1,583,820
48,800	Lockheed Martin Corp.	3,500,912
1,700	MTC Technologies, Inc.(a)	40,171
52,200	Northrop Grumman Corp.	3,343,932
6,600	Raytheon Co.	294,162
10,400	United Technologies Corp.	659,568

		11,580,977

Airlines
4,915	British Airways PLC (United Kingdom)(a)	31,152
1,500	Deutsche Lufthansa AG (Germany)	27,685
5,155	Groupe Air France (France)	121,189
8,000	Singapore Airlines Ltd. (Singapore)	64,188

		244,214

Apparel 0.6%
4,000	Carter’s, Inc.(a)	105,720
73,400	Coach, Inc.(a)	2,194,660
8,000	Gunze Ltd. (Japan)	47,676
12,200	Jones Apparel Group, Inc.	387,838
4,700	Liz Claiborne, Inc.	174,182
15,900	Steven Madden Ltd.(a)	470,958
6,100	The Men’s Wearhouse, Inc.	184,830
4,400	VF Corp.(g)	298,848
3,000	Yue Yuen Industrial Holdings (Hong Kong)	8,247

		3,872,959

Automobiles 0.6%
1,419	Continental AG (Germany)	145,234
1,207	DaimlerChrysler AG (Germany)	59,529
815	Fiat SpA (Italy)	10,852
57,000	Ford Motor Co.(g)	395,010
1,400	Harley-Davidson, Inc.	76,846
7,000	Honda Motor Co. Ltd. (Japan)	222,038
2,000	NGK Spark Plug Co. Ltd. (Japan)	40,196
6,800	Nissan Motor Co. Ltd. (Japan)	74,275
25,000	PACCAR, Inc.	2,059,500
607	Renault SA (France)	65,216
66	Rieter Holding AG (Switzerland)	25,373
800	Thor Industries, Inc.	38,760
5,800	Toyota Motor Corp. (Japan)	303,583
624	Volkswagen AG (Germany)	43,737

		3,560,149

Banking 3.3%
1,461	ABN Amro Holding NV (Netherlands)	39,971
316	Allied Irish Banks PLC (Ireland)	7,582
1,680	Alpha Credit Bank (Greece)	41,859
3,600	AmSouth Bancorp.	95,220
5,255	Australia And New Zealand Banking Group Ltd. (Australia)	103,834
17,740	Banca Intesa SpA (Italy)	103,922
716	Banche Popolari Unite Scrl (Italy)	18,527
8,954	Banco Bilboa Vizcaya Argentina (Spain)	184,158
34,137	Banco Commercial Portugues SA (Portugal)	96,932
1,142	Banco Espirito Santo SA (Portugal)	15,396
1,225	Banco Popolare di Verona e Nov (Italy)	32,825
20,752	Banco Santander Central Hispano SA (Spain)	303,119
16,570	Barclays PLC (United Kingdom)	188,292
42,200	BB&T Corp.(g)	1,755,098
3,032	BNP Paribas (France)	290,274
3,631	Capitalia SpA (Italy)	29,793
2,000	Chiba Bank Ltd. (The) (Japan)	18,700
600	City Holding Co.	21,684
18,200	Comerica, Inc.	946,218
549	Comerzbank AG (Germany)	19,935
2,321	Commonwealth Bank of Australia (Australia)	76,596
2,889	Credit Agricole SA (France)	109,932
3,300	Danske Bank A/S (Denmark)	125,621
2,183	Deutsche Bank AG (Germany)	245,599
3,690	Dexia (Belgium)	88,730
7,700	DnB NOR ASA (Norway)	95,556
38,500	First Bancorp (Puerto Rico)	358,050
2,000	Haw Par Corp. Ltd. (Singapore)	7,202
3,276	HBOS PLC (United Kingdom)	56,945
32,546	HSBC Holdings PLC (United Kingdom)	572,656
5,700	Huntington Bancshares, Inc.	134,406
130	KBC Group NV (Belgium)	13,951
59,600	KeyCorp.	2,126,528
12,229	Lloyds TSB Group PLC (United Kingdom)	120,194
9	Mitsubishi Tokyo Financial Group, Inc. (Japan)	125,830
5,000	Mitsui Trust Holdings, Inc. (Japan)	60,075
35	Mizuho Financial Group, Inc. (Japan)	296,356
46,200	National City Corp.(g)	1,671,978
15,600	North Fork Bancorp., Inc.	470,652
300	Oko Bank (Finland)	4,413
52,100	Popular, Inc. (Puerto Rico)	1,000,320
9,915	Royal Bank of Scotland Group PLC (United Kingdom)	325,996
3,241	Sanpaolo - IMI SpA (Italy)	57,331
1,000	Shinsei Bank Ltd. (Japan)	6,335
2,000	Skandinaviska Enskilda Banken, Class A (Sweden)	47,660
1,481	Societe Generale (France)	217,841
12	Sumitomo Mitsui Financial Group, Inc.	126,879
5,300	SunTrust Banks, Inc.	404,178
1,900	Svenska Handelsbanken, Class A (Sweden)	48,973
92,156	U.S. Bancorp.	2,845,777
13,637	UniCredito Italiano SpA (Italy)	106,748
3,200	UnionBanCal Corp.	206,688
7,000	United Overseas Bank Ltd. (Singapore)	68,989
62,000	Wachovia Corp.(g)	3,352,960
18,000	Wells Fargo & Co.	1,207,440

		21,098,724

Beverages 1.5%
100,100	Coca-Cola Co. (The)	4,306,302
31,100	Coca-Cola Enterprises, Inc.	633,507
3,138	Diageo PLC (United Kingdom)	52,777

4,892	Foster’s Brewing Group Ltd. (Australia)	19,885
1,240	Heineken NV (Netherlands)	52,577
1,520	Hellenic Bottling Co. SA (Greece)	45,299
56,200	Pepsi Bottling Group, Inc.	1,806,830
47,400	PepsiCo, Inc.	2,845,896
168	Pernod-Ricard SA (France)	33,306
8,227	SABMiller PLC (United Kingdom)	148,255

		9,944,634

Biotechnology 1.1%
50,676	Amgen, Inc.(a)	3,305,595
41,000	Biogen Idec, Inc.(a)(g)	1,899,530
7,000	Digene Corp.(a)	271,180
12,900	Enzon Pharmaceuticals, Inc.(a)(g)	97,266
18,100	Genentech, Inc.(a)	1,480,580

		7,054,151

Building & Construction 1.1%
306	ACS Actividades Cons y Serv (Spain)	12,763
4,700	American Woodmark Corp.	164,688
3,460	Barratt Developments PLC (United Kingdom)	60,656
15,400	Builders Firstsource, Inc.(a)	313,544
15,100	Champion Enterprises, Inc.(a)	166,704
224	CRH PLC (Ireland)	7,283
41,500	Eagle Materials, Inc.	1,971,250
4,265	Fletcher Building Ltd. (New Zealand)	23,778
15	Geberit AG (Switzerland)	17,349
18,000	Granite Construction, Inc.	814,860
3,700	Griffon Corp.(a)	96,570
1,541	Holcim Ltd., Class B (Switzerland)	118,107
489	Italcementi SpA (Italy)	12,372
2,100	JS Group Corp. (Japan)	44,132
3,000	Kajima Corp. (Japan)	13,763
664	Lafarge SA (France)	83,358
18,500	Martin Marietta Materials, Inc.	1,686,275
2,200	Masco Corp.	65,208
14,800	NCI Buildings Systems, Inc.(a)(g)	786,916
9,000	Nippon Sheet Glass Co. Ltd. (Japan)	50,017
16,000	Obayashi Corp. (Japan)	110,031
7,988	Rinker Group Ltd. (Australia)	97,289
10,000	Shimizu Corp. (Japan)	56,012
7,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	21,531
242	Wienerberger AG (Austria)	11,499
4,317	Worley Group Ltd. (Australia)	64,480
5,400	YIT Oyj (Finland)	132,405

		7,002,840

Business Services 0.3%
123,500	Xerox Corp.(a)(g)	1,717,885

Capital Markets 1.7%
29,400	Goldman Sachs Group, Inc.	4,422,642
5,800	Greenhill & Co., Inc.	352,408
53,200	Lehman Brothers Holdings, Inc.	3,465,980
2,200	Matsui Securities Co. Ltd. (Japan)	20,820
37,700	Merrill Lynch & Co., Inc.	2,622,412

		10,884,262

Chemicals 0.8%
2,562	BASF AG (Germany)	205,594
451	Clariant AG (Switzerland)	6,400
39,900	Dow Chemical Co. (The)	1,557,298
9,400	Eastman Chemical Co.	507,600
9,010	Koninklijke (Royal) KPN NV (Netherlands)	101,298
365	Koninklijke DSM NV (Netherlands)	15,201
35,700	Lyondell Chemical Co.	808,962
22,500	Mitsubishi Chemical Holdings (Japan)	140,576
2,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	22,929
3,000	Mitsubishi Rayon Co. Ltd. (Japan)	24,432
2,300	Mosaic Co. (The)(a)(g)	35,995
200	Nitto Denko Corp. (Japan)	14,243
31,000	OM Group, Inc.(a)	956,351
30,000	Polyone Corp.(a)	263,400
3,000	Sumitomo Bakelite Co. Ltd. (Japan)	28,154
1,000	Sumitomo Chemical Co. Ltd. (Japan)	8,336
14,000	Teijin Ltd. (Japan)	88,815
6,000	Toray Industries, Inc. (Japan)	52,062
5,100	Westlake Chemical Corp.	151,980
1,100	Yara International ASA (Norway)	14,667

		5,004,293

Commercial Services 0.5%
5,100	Bright Horizons Family Solutions, Inc.(a)	192,219
43,700	Cendant Corp.	711,873
9,700	Corinthian Colleges, Inc.(a)	139,292
7,700	H&E Equipment Services, Inc.(a)	226,765
2,014	Hays PLC (United Kingdom)	5,028
1,700	HNI Corp.	77,095
16,600	IKON Office Solutions, Inc.	209,160
6,100	ITT Educational Services, Inc.(a)	401,441
25,600	R. R. Donnelley & Sons Co.(g)	817,920
698	Randstad Holding NV (Netherlands)	40,925
47	SGS Societe Generale Surveilla (Switzerland)	44,595
29,500	Spherion Corp.(a)	269,040

		3,135,353

Communications Equipment 0.9%
87,100	Cisco Systems, Inc.(a)	1,701,063
2,000	Foxconn International Holdings Ltd. (China)(a)	4,275
95,000	QUALCOMM, Inc.	3,806,650

		5,511,988

Computer Software & Services 0.5%
2,000	DST Systems, Inc.(a)	119,000
13,900	EarthLink, Inc.(a)	120,374
8,600	John H. Harland Co.	374,100
9,500	MicroStrategy, Inc., Class A(a)	926,440
111,800	Oracle Corp.(a)	1,619,982

		3,159,896

Computer Systems/Peripherals 2.1%
25,900	Agilysys, Inc.	466,200
7,400	Black Box Corp.	283,642
48,700	Dell, Inc.(a)(g)	1,188,767
77,400	EMC Corp.(a)	849,078

103,293	Hewlett-Packard Co.	3,272,322
68,200	International Business Machines Corp.(g)	5,239,124
1,500	Komag, Inc.(a)	69,270
7,300	Lexmark International, Inc.(a)	407,559
59,800	QLogic Corp.(a)	1,030,952
1,700	TDK Corp. (Japan)	129,238
28,400	Western Digital Corp.(a)	562,604
264	Wincor Nixdorf AG (Germany)	33,514

		13,532,270

Containers 0.1%
14,900	Temple-Inland, Inc.	638,763

Cosmetics/Toiletries 0.2%
35,100	Chattem, Inc.(a)	1,065,987

Distribution/Wholesale 0.3%
41,100	Building Materials Holding Corp.(g)	1,145,456
14,000	Itochu Corp. (Japan)	122,947
17,000	Marubeni Corp. (Japan)	90,615
5,800	Mitsubishi Corp. (Japan)	115,807
3,000	Mitsui & Co. Ltd. (Japan)	42,363
2,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	11,797
6,000	Sumitomo Corp. (Japan)	79,116
7,400	The Sherwin-Williams Co.	351,352
378	Wolseley PLC (United Kingdom)	8,339

		1,967,792

Diversified Financial Services 1.2%
3,500	Accredited Home Lenders Holdings(a)(g)	167,335
27,400	AmeriCredit Corp.(a)	765,008
1,720	Babcock & Brown Ltd. (Australia)	27,723
5,500	Capital One Financial Corp.(g)	469,975
3,589	Credit Suisse Group (Switzerland)	200,800
2,100	D Carnegie AB (Sweden)	38,517
7,000	Daiwa Securities Group, Inc. (Japan)	83,432
4,080	Fortis Group (Belgium)	138,917
6,290	ING Groep NV (Netherlands)	247,230
107,230	J.P. Morgan Chase & Co.	4,503,661
16,700	Moody’s Corp.	909,482
3,100	Nomura Holdings, Inc. (Japan)	58,105
350	Orix Corp. (Japan)	85,481
2,935	UBS AG - Registered (Switzerland)	321,696

		8,017,362

Diversified Manufacturing 1.0%
6,500	3M Co.(g)	525,005
14,600	Cooper Industries Ltd., Class A	1,356,632
15,900	Eaton Corp.	1,198,860
18,500	Energizer Holdings, Inc.(a)(g)	1,083,545
51,900	Ingersoll-Rand Co. Ltd., Class A (Bermuda)(g)	2,220,282

		6,384,324

Electrical Utilities 1.1%
7,000	Allegheny Energy, Inc.(a)	259,490
10,900	Alliant Energy Corp.	373,870

60,600	American Electric Power Co., Inc.	2,075,550
2,100	American States Water Co.	74,865
1,500	Chubu Electric Power Co., Inc. (Japan)	40,502
12,000	CLP Holdings Ltd. (Hong Kong)	70,226
37,600	CMS Energy Corp.(a)	486,544
9,300	DTE Energy Co.	378,882
10,800	Duke Energy Corp.	317,196
20,200	Edison International	787,800
2,400	EL Paso Electric Co.(a)	48,384
17,333	Electricidade de Portugal SA (Portugal)	68,061
4,782	Endesa SA (Spain)	166,305
12,792	Enel SpA (Italy)	110,277
8,000	Energy East Corp.	191,440
27,400	FPL Group, Inc.(g)	1,133,812
2,000	Hong Kong Electric Holdings Ltd. (Hong Kong)	9,052
2,663	Iberdrola I SA (Spain)	91,727
18,435	National Grid PLC (United Kingdom)	199,428
1,200	Pepco Holdings, Inc.	28,296
5,600	Pinnacle West Capital Corp.	223,496
2,900	The Tokyo Electric Power Co., Inc. (Japan)	80,077
1,609	Union Fenosa, SA (Spain)	62,275
2,200	Westar Energy, Inc.	46,310

		7,323,865

Electronic Components 1.1%
32,100	Agilent Technologies, Inc.(a)	1,013,076
6,000	Arrow Electronics, Inc.(a)	193,200
6,900	Belden CDT, Inc.(g)	228,045
3,600	Canon, Inc. (Japan)	176,477
7,700	Coherent, Inc.(a)	259,721
19,600	Emerson Electric Co.	1,642,676
3,000	Fujikura Ltd. (Japan)	33,109
14,000	Hitachi Ltd. (Japan)	92,485
1,900	Hoya Corp. (Japan)	67,573
600	Ibiden Co. Ltd. (Japan)	28,836
5,500	Itron, Inc.(a)	325,930
800	Kyocera Corp. (Japan)	61,936
3,000	Mitsubishi Electronics CP (Japan)	24,039
5,099	Oce NV (Netherlands)	74,871
3,000	Ricoh Co. Ltd. (Japan)	58,852
2,900	Sumitomo Electric Industries Ltd. (Japan)	42,471
25,300	Tech Data Corp.(a)	969,243
16,300	Thomas & Betts Corp.(a)	836,190
43,400	Vishay Intertechnology, Inc.(a)	682,682

		6,811,412

Energy Equipment & Services 1.0%
1,300	BJ Services Co.	48,438
9,700	Helmerich & Payne, Inc.	584,522
2,600	Kansai Electric Power (Japan)	58,161
1,000	Matsushita Electric Works (Japan)	11,106
1,000	Maverick Tube Corp.(a)(g)	63,190
36,200	Nabors Industries Ltd. (Bermuda)(a)(g)	1,223,198
12,300	Oil States International, Inc.(a)	421,644
13,900	Patterson-UTI Energy, Inc.	393,509
24,400	Schlumberger Ltd.	1,588,684
571	Schneider Electric SA (France)	59,523
2,800	Seacor Holdings, Inc.(a)(g)	229,880
4,900	Smith International, Inc.	217,903
17,400	Transocean, Inc.(a)	1,397,568

		6,297,326

Financial Services 3.7%
124,020	Bank of America Corp.	5,965,362
7,600	Bear Stearns Cos., Inc. (The)(g)	1,064,608
16,000	CharterMac	299,360
39,600	CIT Group, Inc.	2,070,684
166,760	Citigroup, Inc.	8,044,503
28,198	Countrywide Financial Corp.	1,073,780
33,000	Freddie Mac	1,881,330
12,700	Friedman Billings Ramsey Group, Inc.	139,319
55,500	Morgan Stanley	3,508,155

		24,047,101

Foods 1.2%
1,800	Archer-Daniels-Midland Co.	74,304
3,724	Cadbury Schweppes PLC (United Kingdom)	35,913
484	Carrefour SA (France)	28,378
1,878	Casino Guichard Perrachon SA (France)	142,802
107,900	Chiquita Brands International, Inc.	1,486,862
1,400	Costco Wholesale Corp.	79,982
2,017	Delhaize-Le Lion S.A. (Belgium)	139,828
350	East Asiatic Co. Ltd. (Denmark)	13,218
5,600	Hormel Foods Corp.	207,984
3,200	Kraft Foods, Inc., Class A	98,880
96,300	Kroger Co. (The)	2,105,118
1,600	Nash Finch Co.	34,064
915	Nestle SA, Class B (Switzerland)	287,399
1,500	Nisshin Flour Milling (Japan)	16,712
1,300	Nissin Food Products (Japan)	45,893
950	Orkla ASA, Class A (Norway)	44,029
40,300	Safeway, Inc.	1,047,800
17,531	Sainsbury Ord. (United Kingdom)	108,440
22,900	Smithfield Foods, Inc.(a)	660,207
22,300	SUPERVALU, Inc.	684,610
1,000	Toyo Suisan Kaisha Ltd. (Japan)	15,659
3,540	Unilever NV (Netherlands)	80,279
2,790	Unilever PLC (United Kingdom)	62,737

		7,501,098

Health Care Equipment & Supplies 0.7%
4,100	Analogic Corp.	191,101
47,700	Baxter International, Inc.	1,753,452
7,800	Biosite, Inc.(a)	356,148
80,100	Boston Scientific Corp.(a)	1,348,884
477	Cochlear Ltd. (Australia)	19,364
1,400	IDEXX Laboratories, Inc.(a)	105,182
6,450	Immucor, Inc.(a)	124,034
2,100	PerkinElmer, Inc.	43,890
826	Phonak Holding AG (Switzerland)	51,652
14,200	PolyMedica Corp.	510,632

		4,504,339

Health Care Providers & Services 1.8%
2,000	Apria Healthcare Group, Inc.(a)	37,800
17,900	CIGNA Corp.	1,763,329
19,600	Coventry Health Care, Inc.(a)	1,076,824
106,100	Emdeon Corp.(a)	1,316,701

43,400	HCA, Inc.(g)	1,872,710
34,400	Health Net, Inc.(a)	1,553,848
12,900	Laboratory Corp. of America Holdings(a)(g)	802,767
5,700	Lincare Holdings, Inc.(a)	215,688
5,300	Matria Healthcare, Inc.(a)(g)	113,526
25,300	Quest Diagnostics, Inc.(g)	1,515,976
13,400	Sierra Health Services, Inc.(a)	603,402
16,800	Trizetto Group, Inc.(a)	248,472
5,100	WellPoint, Inc.(a)	371,127

		11,492,170

Hotels, Restaurants & Leisure 1.4%
30,900	Applebee’s International, Inc.	593,898
32,200	Brinker International, Inc.	1,168,860
14,750	CEC Entertainment, Inc.(a)	473,770
18,700	Darden Restaurants, Inc.	736,780
11,200	Dover Downs Gaming & Entertainment	219,968
4,510	Enterprise Inns PLC (United Kingdom)	79,063
22,296	First Choice Holidays PLC (United Kingdom)	94,314
570	Greek Organization of Football (Greece)	20,632
12,300	Jack in the Box, Inc.(a)	482,160
52	Kuoni Reisen Holding AG (Switzerland)	29,178
4,800	Mattel, Inc.	79,248
45,400	McDonald’s Corp.	1,525,440
500	Sankyo Co. Ltd. (Japan)	31,763
3,600	Sega Sammy Holdings, Inc. (Japan)	133,380
14,071	Sky City Ltd. (New Zealand)	46,297
35,350	Sonic Corp.(a)	734,927
33,400	Starbucks Corp.(a)(g)	1,261,184
26,800	Yum! Brands, Inc.	1,347,236

		9,058,098

Household Durables 0.1%
2,678	Bovis Homes Group PLC (United Kingdom)	39,766
300	Daito Trust Construct Co. Ltd. (Japan)	16,620
15,784	Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	44,335
3,331	George Wimpey PLC (United Kingdom)	28,011
2,400	Makita Corp. (Japan)	75,918
4,000	Matsushita Electric Industrial Co. Ltd. (Japan)	84,411
3,000	Sharp Corp. (Japan)	47,396
1,300	Sony Corp. (Japan)	57,366
18,853	Taylor Woodrow PLC (United Kingdom)	116,443
17,100	Tempur-Pedic International, Inc.(a)(g)	231,022
3,052	The Berkeley Group Holdings (United Kingdom)	68,459

		809,747

Household Products 0.9%
42,200	Kimberly-Clark Corp.	2,603,740
53,375	Procter & Gamble Co.	2,967,650
1,542	Reckitt Benckiser PLC (United Kingdom)	57,600

		5,628,990

Independent Power Producers & Energy Traders 0.4%
9,400	NRG Energy, Inc.(a)(g)	452,892
37,000	TXU Corp.	2,212,230

		2,665,122

Industrial Conglomerates 1.4%
246,350	General Electric Co.	8,119,697
494	Siemens AG (Germany)	42,997
7,500	Textron, Inc.	691,350
3,990	Tomkins PLC (United Kingdom)	21,231

		8,875,275

Insurance 2.8%
6,354	Aegon NV (Netherlands)	108,659
957	Allianz AG (Germany)	151,109
55,700	Allstate Corp.	3,048,462
9,900	American Financial Group, Inc.	424,710
42,359	American International Group, Inc.	2,501,299
10,629	Aviva PLC (United Kingdom)	150,461
7,613	AXA SA (France)	249,862
20,400	CNA Financial Corp.(a)	672,384
2,439	Friends Provident PLC (United Kingdom)	8,062
7,000	Genworth Financial, Inc., Class A	243,880
14,400	Hartford Financial Services Group, Inc.	1,218,240
19,200	Horace Mann Educators Corp.	325,440
11,400	LandAmerica Financial Group, Inc.	736,440
10,806	Legal & General Group PLC (United Kingdom)	25,628
5,200	Lincoln National Corp.	293,488
25,500	Loews Corp.	903,975
11,500	MBIA, Inc.(g)	673,325
11,800	MetLife, Inc.(g)	604,278
30,200	MGIC Investment Corp.(g)	1,963,000
713	Muenchener Rueckversicherungs - Gesellschaft AG (Germany)	97,471
2,656	Old Mutual PLC (United Kingdom)	8,018
6,800	PMI Group, Inc. (The)	303,144
975	QBE Insurance Group, Ltd. (Australia)	14,853
1,100	Radian Group, Inc.	67,958
57,323	Royal & Sun Alliance (United Kingdom)	142,573
7,600	SAFECO Corp.	428,260
4,500	Sampo Oyj (Finland)	85,875
35,945	SCOR (France)	78,618
57,300	St. Paul Travelers Cos., Inc. (The)	2,554,434
930	Swiss Reinsurance (Switzerland)	65,002
350	Topdanmark A/S (Denmark)(a)	48,792
250	Trygvesta A/S (Denmark)	15,604
420	Zurich Financial Services AG (Switzerland)	92,070

		18,305,374

Internet Software & Services 0.4%
40,500	Ariba, Inc.(a)	333,315
4,100	Digital River, Inc.(a)	165,599
20,300	IAC/InterActiveCorp.(a)(g)	537,747
10,700	Interwoven, Inc.(a)	91,806
26,400	RealNetworks, Inc.(a)	282,480
3,700	Vignette Corp.(a)	53,946
48,100	Websense, Inc.(a)	987,974
116	Yahoo! Japan Corp. (Japan)	61,426

		2,514,293

Machinery 0.8%
3,100	Actuant Corp.	154,845
5,000	Amada Co. Ltd. (Japan)	52,429
15,600	Applied Industrial Technologies, Inc.	379,236
10,700	Cummins, Inc.	1,308,076

11,300	Deere & Co.	943,437
11,600	Dover Corp.	573,388
400	Fanuc Ltd. (Japan)	35,931
6,000	Komatsu Ltd. (Japan)	119,276
2,000	Komori Corp. (Japan)	42,555
3,000	Kubota Corp. (Japan)	28,443
9,100	Mueller Industries, Inc.	300,573
7,000	NTN Corp. (Japan)	55,357
6,900	Oshkosh Truck Corp., Class B	327,888
3,700	Parker Hannifin Corp.	287,120
1,400	Scania AB, Class B (Sweden)	63,612
127	Vallourec (France)	152,693
400	Volvo AB, Class A (Sweden)	19,286

		4,844,145

Media 2.5%
104,250	CBS Corp., Class B(g)	2,819,962
52,500	Comcast Corp., Class A(a)(g)	1,718,850
18,500	Cumulus Media, Inc., Class A(a)	197,395
136,600	DIRECTV Group, Inc. (The)(a)	2,253,900
23,600	EchoStar Communications Corp., Class A(a)	727,116
8	Fuji Television Network, Inc. (Japan)	17,756
43,700	Gannett Co., Inc.(g)	2,444,141
45,365	ITV PLC (United Kingdom)	90,601
10,800	Journal Communications, Inc.	121,392
2,750	Liberty Media - Interactive A(a)	47,465
550	Liberty Media Holding - Capital, Ser. A(a)	46,074
230	Pagesjaunes Groupe SA (France)	7,222
126,500	Time Warner, Inc.	2,188,450
54,400	Tribune Co.(g)	1,764,192
49,800	Univision Communications, Inc.(a)(g)	1,668,300
5,957	Vivendi Universal SA (France)	208,769

		16,321,585

Medical Products & Services 1.6%
49,400	Becton, Dickinson & Co.	3,019,822
14,400	C.R. Bard, Inc.	1,054,944
69,500	Johnson & Johnson Co.	4,164,440
49,900	Waters Corp.(a)	2,215,560

		10,454,766

Metals 1.3%
4,000	Alcoa, Inc.	129,440
12,923	Alumina Ltd. (Australia)	64,821
3,648	Anglo American PLC (United Kingdom)	149,625
3,312	Arcelor (Luxembourg)	159,875
11,322	BHP Billiton Ltd. (Australia)	243,989
6,191	Billiton PLC (United Kingdom)	120,095
632	Boehler-Uddeholm (Austria)	34,557
13,000	Cleveland-Cliffs, Inc.	1,030,770
2,400	Freeport-McMoRan Copper & Gold, Inc., Class B(g)	132,984
2,600	Outokumpu OY, Class A (Finland)	60,857
16,800	Phelps Dodge Corp.	1,380,288
33,100	Quanex Corp.	1,425,617
25,800	Reliance Steel & Aluminum Co.(g)	2,140,110
1,471	Rio Tinto Ltd.	85,043
1,736	Rio Tinto PLC (United Kingdom)	91,781
20,000	Sumitomo Metal Industries, Ltd. (Japan)	82,489
2,830	Thyssenkrupp AG (Germany)	96,646

10,000	United States Steel Corp.	701,200
14,100	Wheeling-Pittsburgh Corp.(a)	280,449
3,134	Zinifex Ltd. (Australia)	23,335

		8,433,971

Miscellaneous Manufacturing 0.2%
7,900	Acuity Brands, Inc.	307,389
3,633	Cookson Group PLC (United Kingdom)	35,287
14,000	Illinois Tool Works, Inc.	665,000
2,000	Nikon Corp. (Japan)	34,918

		1,042,594

Oil & Gas 0.3%
33,860	BP PLC (United Kingdom)	394,783
7,002	Eni SpA (Italy)	206,255
1,138	Gas Natural SDG-E (Spain)	34,744
7,900	Hess Corp.	417,514
1,900	Neste Oil Oyj (Finland)	66,928
14,500	Nippon Mining Holdings, Inc. (Japan)	122,016
4,000	Nippon Mitsubishi Oil Corp. (Japan)	29,221
5,700	Norsk Hydro ASA (Norway)	151,087
160	OMV AG (Austria)	9,526
4,735	Repsol YPF SA (Spain)	135,601
9,357	Royal Dutch Shell PLC, B Shares (Netherlands)	327,202
1,427	Santos Ltd. (Australia)	12,831
3,748	Total SA (France)	246,645

		2,154,353

Oil & Gas Equipment & Services 0.4%
6,600	Basic Energy Services, Inc.(a)	201,762
3,358	BG Group PLC (United Kingdom)	44,865
2,200	National Fuel Gas Co.	77,308
7,000	Osaka Gas Co. Ltd. (Japan)	22,510
10,800	Questar Corp.	869,292
9,275	Royal Dutch Shell (Netherlands)	312,157
22,300	Sempra Energy	1,014,203
1,500	Statoil ASA (Norway)	42,531

		2,584,628

Oil & Gas Exploration & Production 4.8%
5,200	AGL Resources, Inc.	198,224
1,800	Anadarko Petroleum Corp.	85,842
20,400	Apache Corp.	1,392,300
1,300	Atmos Energy Corp.	36,283
63,000	Chesapeake Energy Corp.	1,905,750
88,560	Chevron Corp.	5,496,034
64,300	ConocoPhillips	4,213,579
26,700	Devon Energy Corp.	1,612,947
6,400	Energen Corp.	245,824
212,164	Exxon Mobil Corp.	13,016,262
13,100	Harvest Natural Resources, Inc.(a)	177,374
9,400	Marathon Oil Corp.	783,020
42,900	Parker Drilling Co.(a)	308,022
13,700	Tidewater, Inc.	674,040
15,700	Unit Corp.(a)	893,173
794	Woodside Petroleum Ltd. (Australia)	25,961

		31,064,635

Paper & Forest Products 0.1%
14,700	Louisiana-Pacific Corp.(g)	321,930
2,100	Svenska Cellulosa AB (Sca), B Shares (Sweden)	86,810

		408,740

Pharmaceuticals 2.6%
8,600	Abbott Laboratories	375,046
19,000	Alpharma, Inc., Class A	456,760
732	Altana AG (Germany)	40,877
5,139	AstraZeneca PLC (United Kingdom)	310,182
7,800	CNS, Inc.	191,100
508	CSL Ltd.	20,290
100	Eisai Co. Ltd. (Japan)	4,500
47,900	Eli Lilly & Co.	2,647,433
1,900	Forest Laboratories, Inc.(a)	73,511
16,897	GlaxoSmithKline PLC (United Kingdom)	472,130
52,200	King Pharmaceuticals, Inc.(a)	887,400
10,365	Mayne Pharma Ltd. (Australia)(a)	20,026
72,000	Merck & Co., Inc.	2,622,960
2,312	Novartis AG (Switzerland)	125,193
168,453	Pfizer, Inc.	3,953,591
1,386	Roche Holding AG (Switzerland)	229,120
1,430	Sanofi-Aventis (France)	139,556
3,300	Santen Pharmaceutical Co. Ltd. (Japan)	78,434
20,000	Sciele Pharma, Inc.(a)	463,800
19,800	Sepracor, Inc.(a)(g)	1,131,372
1,800	Suzuken Co. Ltd. (Japan)	71,409
2,600	Takeda Chemical Industries Ltd. (Japan)	161,762
56,000	Wyeth	2,486,960

		16,963,412

Real Estate 0.2%
1,695	British Land Co. PLC (United Kingdom)	39,588
31,531	BT Group (United Kingdom)	139,501
1,177	Hammerson PLC (United Kingdom)	25,770
22,000	Hopewell Holdings (Hong Kong)	62,037
9,500	Jones Lang Lasalle, Inc.	831,725
3,500	Kerry Properties Ltd. (Hong Kong)	11,920
949	Land Securities Group PLC (United Kingdom)	31,483
600	Leopalace21 Corp. (Japan)	20,710
597	PSP Swiss Property AG (Switzerland)	30,862
2,000	Sumitono Realty & Development (Japan)	49,283
3,500	Swire Pacific Ltd. (Hong Kong)	36,121
2,000	Tokyo Tatemono Co. Ltd. (Japan)	21,426
4,000	Wharf Holdings (Hong Kong)	14,215

		1,314,641

Real Estate Investment Trust 1.1%
51,500	American Home Mortgage Investment Corp.	1,898,290
44,000	Anthracite Capital, Inc.	535,040
6,600	Arbor Realty Trust, Inc.	165,330
4,700	Capital Lease Funding, Inc.	53,627
8,800	Diamondrock Hospitality Co.	130,328
1,688	E.On AG (Germany)	194,313
1,900	Entertainment Properties Trust	81,795
12,600	FelCor Lodging Trust, Inc.	273,924
21,900	Fieldstone Investment Corp.	200,604
5,800	General Growth Properties, Inc.	261,348

7,020	General Property Trust (Australia)	22,640
1,500	Gramercy Capital Corp.	38,850
10,800	Hospitality Properties Trust	474,336
5,500	JER Investors Trust	85,525
5,900	Lexington Corporate Properties Trust	127,440
7,500	Luminent Mortgage Capital, Inc.	69,450
16,771	Mirvac Group (Australia)	54,212
4,200	National Health Investors, Inc.	112,938
9,900	Nationwide Health Properties, Inc.	222,849
3,250	New Century Financial Corp.	148,688
11,000	Newcastle Investment Corp.	278,520
15,400	Ramco-Gershenson Properties	414,722
14,500	Saxon Capital, Inc.	165,880
2,900	Senior Housing Properties Trust	51,939
19,700	Spirit Finance Corp.(g)	221,822
14,300	Thornburg Mortgage, Inc.(g)	398,541
657	Wereldhave NV (Netherlands)	63,908

		6,746,859

Retail 2.9%
75,500	American Eagle Outfitters, Inc.	2,570,020
500	Aoyama Trading Co. Ltd. (Japan)	15,641
900	Autobacs Seven Co. Ltd. (Japan)	39,165
3,532	AutoNation, Inc.(a)	75,726
2,600	Best Buy Co., Inc.	142,584
100	Fast Retailing Co. Ltd. (Japan)	8,170
4,700	Federated Department Stores, Inc.	172,020
49,900	Herman Miller, Inc.	1,285,923
115,800	Home Depot, Inc.	4,144,482
26,600	J.C. Penney Co., Inc.	1,795,766
19,800	JAKKS Pacific, Inc.(a)	397,782
35,600	Lowe’s Cos., Inc.(g)	2,159,852
7,466	Marks & Spencer Group (United Kingdom)	81,043
4,700	Pacific Sunwear of California, Inc.(a)	84,271
41,100	Petsmart, Inc.(g)	1,052,160
77	Pinault Printemps Redoute SA (France)	9,819
300	Ryohin Keikaku Co. Ltd. (Japan)	24,589
51,600	Select Comfort Corp.(a)(g)	1,185,252
900	Smart & Final, Inc.(a)	15,156
362	Swatch Group AG (Switzerland)	12,644
13,000	Target Corp.	635,310
58,400	Wal-Mart Stores, Inc.	2,813,128

		18,720,503

Semiconductors & Semiconductor Equipment 2.1%
27,600	Analog Devices, Inc.	887,064
172,000	Applied Materials, Inc.	2,800,160
2,500	ASM Pacific Technology Ltd. (Hong Kong)	12,184
3,000	Elpida Memory, Inc. (Japan)(a)	112,723
24,900	Freescale Semiconductor, Inc.(a)	732,060
50,400	Intel Corp.	955,080
1,600	Intersil Corp.	37,200
36,600	Maxim Integrated Products, Inc.	1,175,226
26,100	MEMC Electronic Materials, Inc.(a)	978,750
98,500	Micrel, Inc.(a)	985,985
9,200	Novellus Systems, Inc.(a)	227,240
600	Sumco Corp. (Japan)	34,184
9,900	Teradyne, Inc.(a)	137,907
106,600	Texas Instruments, Inc.	3,228,913
1,200	Tokyo Electron Ltd. (Japan)	83,887
60,100	Xilinx, Inc.(g)	1,361,265

		13,749,828

Software 2.2%
19,000	Cadence Design System, Inc.(a)	325,850
60,300	Fiserv, Inc.(a)	2,735,208
37,600	Informatica Corp.(a)	494,816
10,700	Intuit, Inc.(a)	646,173
36,500	McAfee, Inc.(a)	885,855
326,300	Microsoft Corp.	7,602,790
17,800	Packeteer, Inc.(a)	201,852
477	SAP AG (Germany)	100,607
59,700	Synopsys, Inc.(a)	1,120,569

		14,113,720

Telecommunication Equipment 0.5%
5,600	American Railcar Industries, Inc.	185,416
140	Bouygues SA (France)	7,199
21,700	Crown Castle International Corp.(a)(g)	749,518
112,000	Motorola, Inc.	2,256,799
8,700	Nokia Corp. (Finland)	177,599
3,194	Telent PLC (United Kingdom)(a)	30,743
3,000	Uniden Corp. (Japan)	33,135

		3,440,409

Telecommunication Services 1.7%
3,500	Alltel Corp.	223,405
133,417	AT&T, Inc.(g)	3,721,000
16,600	BellSouth Corp.	600,920
21,800	Citizens Communications Co.(g)	284,490
6,537	Deutsche Telekom AG (Germany)	105,100
550	Embarq Corp.(a)	22,545
2,359	France Telecom SA (France)	50,720
24,700	Harris Corp.	1,025,297
10,900	Iowa Telecommunications Services, Inc.	206,228
2	KDDI Corp. (Japan)	12,286
359	Mobistar S.A. (Belgium)	28,492
40	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	196,085
9	NTT Data Corp. (Japan)	38,929
20	NTT DoCoMo, Inc. (Japan)	29,360
6,971	Portugal Telecom, SGPS SA (Portugal)	84,170
49,000	Singapore Telecommunications (Singapore)	78,630
4,500	Syniverse Holdings, Inc.(a)	66,150
27,878	Telecom Italia SpA (Italy)	72,028
8,932	Telefonica SA (Spain)	148,747
485	Telekom Austria AG (Austria)	10,800
4,500	Telia AB (Sweden)	25,574
104,652	Verizon Communications, Inc.	3,504,795
90,023	Vodafone Group PLC (United Kingdom)	191,859

		10,727,610

Tobacco 0.6%
33,300	Altria Group, Inc.	2,445,220
5,261	British American Tobacco (United Kingdom)	132,505
1,229	Imperial Tobacco Group (United Kingdom)	37,931
7,300	Reynolds American, Inc.(g)	841,690
8,400	Swedish Match AB (Sweden)	135,394

		3,592,740

Transportation 1.1%
3,600	Burlington Northern Santa Fe Corp.	285,300
13	Central Japan Railway Co. (Japan)	129,500
1,382	Compagnie De Saint - Gobain (France)	98,812
590	Compagnie Maritime Belge S.A. (Belgium)	17,138
100	D/S Torm A/S (Denmark)	4,767
4	East Japan Railway Co. (Japan)	29,710
23,800	EGL, Inc.(a)	1,194,760
20,200	FedEx Corp.	2,360,572
53,551	Macquarie Airports (Australia)	122,167
19,000	Nippon Yusen K K (Japan)	123,523
1,600	Pacer International, Inc.	52,128
6,100	Ryder System, Inc.	356,423
3,992	Stagecoach Group PLC (United Kingdom)	8,508
8,100	Swift Transportation Co., Inc.(a)	257,256
22,800	United Parcel Service, Inc.(g)	1,877,124

		6,917,688

	Total common stocks (cost $367,423,412)	414,809,860

PREFERRED STOCK
Automobiles
107	Porsche AG (Germany) (cost $102,951)	103,695

RIGHTS
Building & Construction
1,541	Holcim Ltd. (Switzerland), expiring 8/24/06	819

Insurance
3	AXA SA (France), expiring 7/1/06	3

	Total rights (cost $0)	822

Moody’s Rating	Principal Amount (000)
CORPORATE BONDS 7.6%
Aerospace/Defense 0.4%
		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	354,524
Baa2	220	5.20%, 8/15/15	204,848
		Boeing Capital Corp., Sr. Notes,
A2	190	6.10%, 3/01/11	192,998
		Goodrich Corp., Notes,
Baa3	272	6.80%, 7/01/36	271,307
		Lockheed Martin Corp., Bonds,
Baa1	110	8.50%, 12/01/29	138,450
		Northrop Grumman Corp., Gtd. Notes,
Baa2	500	7.125%, 2/15/11	526,141

		Raytheon Co., Debs.,
Baa2	195	6.00%, 12/15/10	196,360
		Raytheon Co., Notes,
Baa2	29	4.50%, 11/15/07	28,471
		Raytheon Co., Sr. Notes,
Baa2	270	6.55%, 3/15/10	276,315
Baa2	140	5.50%, 11/15/12	137,150

			2,326,564

Airlines
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa3	48	6.703%, 6/15/21	48,068
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	204,167

			252,235

Automotive 0.1%
		Auburn Hills Trust, Debs.,
A3	105	12.375%, 5/01/20	148,207
		DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3	65	8.50%, 1/18/31	73,598
		Equus Cayman Finance Ltd. (Cayman Islands), Notes, 144A,
Baa3	60	5.50%, 9/12/08	59,085
		Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A,
Baa3	90	5.30%, 12/19/08	88,074
		Johnson Controls, Inc., Sr. Notes,
Baa1	60	5.50%, 1/15/16	56,929

			425,893

Banking 0.6%
		Bank of America NA, Sub. Notes,
Aa2	355	6.00%, 6/15/16	355,084
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/01/10	430,414
		Citigroup, Inc., Sub. Notes,
Aa2	400	5.625%, 8/27/12	395,209
Aa2	82	5.00%, 9/15/14	76,749
Aa2	165	6.625%, 6/15/32(g)	169,872
		Credit Suisse First Boston USA, Inc., Notes,
Aa3	105	5.125%, 8/15/15	98,137
		HSBC Finance Corp., Notes,
Aa3	15	4.75%, 7/15/13	13,945
Aa3	145	5.00%, 6/30/15	133,809
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	99,349
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	220	5.75%, 11/16/10	213,073
		J.P. Morgan Chase & Co., Notes,
Aa3	190	4.60%, 1/17/11	181,568
		J.P. Morgan Chase & Co., Sr. Notes,
Aa3	270	5.25%, 5/30/07	268,747
		J.P. Morgan Chase & Co., Sub. Notes,
A1	25	5.15%, 10/01/15	23,335
Aa3	255	5.875%, 6/13/16	251,354
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
A2	160	5.79%, 4/15/14	156,642

		MUFG Capital Finance 1 Ltd. (Caymen Islands), Gtd. Notes,
Baa2	150	6.346%, 7/29/49	144,689
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
A1	140	7.625%, 9/14/10	149,637
		Wachovia Bank NA., Sub. Notes,
Aa3	450	7.80%, 8/18/10	481,614
		Washington Mutual Bank, Sub. Notes,
A3	60	5.65%, 8/15/14	57,843
		Wells Fargo Bank NA, Sub. Notes,
Aa1	250	5.75%, 5/16/16	245,897

			3,946,967

Brokerage 0.3%
		Bear Stearns Companies Inc. (The), Unsec. Notes,
A1	100	5.30%, 10/30/15	94,618
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.00%, 10/01/14	4,657
		Goldman Sachs Group, Inc., Sr. Notes,
Aa3	380	5.35%, 1/15/16	358,872
		Goldman Sachs Group, Inc., Sub. Notes,
A1	385	6.45%, 5/01/36	368,839
		Lehman Brothers Holdings, Inc., Notes,
A1	335	6.625%, 1/18/12	346,812
		Merrill Lynch & Co., Inc., Notes,
Aa3	60	4.79%, 8/04/10	57,964
Aa3	35	5.45%, 7/15/14	33,787
		Merrill Lynch & Co., Inc., Notes, MTN,
Aa3	240	4.25%, 2/08/10	228,108
Aa3	90	5.00%, 1/15/15	83,776
		Morgan Stanley, Notes,
Aa3	25	5.30%, 3/01/13	24,181
Aa3	105	5.375%, 10/15/15	99,399
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	128,355

			1,829,368

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	167,060
		Hanson PLC (United Kingdom), Sr. Unsub.,
Baa1	170	7.875%, 9/27/10	181,730
		Ryland Group, Inc., (The) Sr. Notes,
Baa3	90	5.375%, 6/01/08	88,632

			437,422

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	68,337
		Comcast Corp., Bonds,
Baa2	160	5.65%, 6/15/35	135,795
		Comcast Corp., Gtd. Notes,
Baa2	135	6.45%, 3/15/37	126,803
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	80,238
		Cox Communications, Inc., Notes,
Baa3	270	7.875%, 8/15/09	283,668
Baa3	185	6.75%, 3/15/11	188,389

		CSC Holdings, Inc., Sr. Notes,
B2	385	7.875%, 12/15/07	389,813

			1,273,043

Capital Goods 0.3%
		Caterpillar Financial Services Corp., Notes,
A2	50	5.50%, 3/15/16	48,496
		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	419,393
		Cooper Cameron Corp., Sr. Notes,
Baa1	65	2.65%, 4/15/07	63,182
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa1	400	7.35%, 6/15/08	410,552
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	79,058
		FedEx Corp., Notes,
Baa2	330	2.65%, 4/01/07	322,228
		Honeywell International, Inc. Sr. Unsec. Notes,
A2	105	5.70%, 3/15/36	98,172
		Honeywell International, Inc., Bonds,
A2	215	6.125%, 11/01/11	218,958
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	250	6.00%, 11/15/13	247,674
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	112,512
		United Technologies Corp., Notes,
A2	165	6.35%, 3/01/11	168,908
		Waste Management, Inc., Gtd. Notes,
Baa3	50	7.75%, 5/15/32	56,404

			2,245,537

Chemicals 0.3%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	60,356
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/01/11	136,624
		Huntsman International LLC, Gtd. Notes,
B2	350	9.875%, 3/01/09	364,000
		ICI Wilmington, Inc., Gtd. Notes,
Baa3	75	5.625%, 12/01/13	71,915
		IMC Global, Inc., Gtd. Notes, Ser. B,
Ba3	350	11.25%, 6/01/11	369,249
		Lubrizol Corp. (The), Debs.,
Baa3	75	6.50%, 10/01/34	71,730
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	163,682
		Lyondell Chemical Co., Gtd. Notes,
B1	267	9.50%, 12/15/08	274,343
		Monsanto Co., Bonds, Ser. 1,
Baa1	100	5.50%, 7/30/35	88,186
		Union Carbide Corp., Debs,
Ba2	100	7.50%, 6/01/25	101,625

			1,701,710

Consumer 0.1%
		Cendant Corp., Sr. Notes,
Baa1	185	6.25%, 1/15/08	186,662
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11(g)	193,890

			380,552

Electric 0.7%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	118,375
		Boston Edison Co., Debs.,
A1	110	4.875%, 4/15/14	103,767
		Carolina Power & Light Co., First Mtge. Bonds,
A3	105	5.25%, 12/15/15	98,956
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	157,120
Baa2	120	6.95%, 3/15/33	127,913
		Consolidated Edison Co. of New York, Sr. Unsec. Notes,
A1	145	5.375%, 12/15/15	138,946
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa3	65	5.375%, 4/15/13(g)	62,379
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	185,288
		Duke Capital LLC, Sr. Notes,
Baa2	45	6.25%, 2/15/13	45,433
Baa2	45	8.00%, 10/01/19	50,879
		El Paso Electric Co., Sr. Unsec. Notes,
Baa3	135	6.00%, 5/15/35	123,004
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Ba1	220	8.50%, 4/01/09	232,221
		Empresa Nacional de Electricidad SA (Chile), Notes,
Ba1	65	8.625%, 8/01/15	71,545
		Energy East Corp., Notes,
Baa2	125	6.75%, 9/15/33	124,229
		Exelon Corp., Notes,
Baa2	30	4.90%, 6/15/15	27,393
		FirstEnergy Corp., Notes, Ser. C,
Baa3	155	7.375%, 11/15/31(g)	166,292
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	57,660
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	83,381
		Natural Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	37,293
		Nevada Power Co., Mortgage Backed Notes,
Ba1	250	6.50%, 5/15/18	243,756
		NiSource Finance Corp., Gtd. Notes,
Baa3	130	5.25%, 9/15/17	118,266
Baa3	280	5.45%, 9/15/20	252,732
		Ohio Edison Co., Sr. Unsec’d. Notes,
Baa2	165	6.40%, 7/15/16(g)	166,221
		Oncor Electric Delivery, Debs.,
Baa2	120	7.00%, 9/01/22	124,359
		Oncor Electric Delivery, Sec’d. Notes,
Baa2	45	7.25%, 1/15/33	48,055
		Pacific Gas & Electric Co., First Mtge. Bonds,
Baa1	315	6.05%, 3/01/34	297,302
		Pepco Holdings, Inc., Notes,
Baa2	110	5.50%, 8/15/07	109,605
		PPL Electric Utilities Corp., Sec’d. Notes,
A3	400	6.25%, 8/15/09	405,238

		Southern California Edison Co., First Mtge. Bonds,
A3	100	4.65%, 4/01/15	91,304
A3	70	5.625%, 2/01/36	63,100
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	114,490
Baa1	35	7.00%, 12/01/10	36,457
Baa1	95	6.50%, 7/01/36	93,169

			4,176,128

Energy - Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa2	45	7.875%, 9/30/31	51,388
		Encana Corp., (Canada), Bonds,
Baa2	55	6.50%, 8/15/34	54,791
		Halliburton Co., Notes,
Baa1	30	5.50%, 10/15/10	29,716
		Marathon Oil Corp., Notes,
Baa1	60	6.125%, 3/15/12	60,544
		Occidental Petroleum Corp., Sr. Notes,
A3	340	6.75%, 1/15/12(g)	357,742
		Phillips Petroleum Co., Notes,
A1	500	8.75%, 5/25/10	552,587
		Talisman Energy, Inc., (Canada), Notes,
Baa2	120	5.125%, 5/15/15	111,771
		Valero Energy Corp., Sr. Unsec. Notes,
Baa3	30	7.50%, 4/15/32	32,571
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	248,424
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa3	75	5.65%, 4/01/16	71,118

			1,570,652

Foods 0.4%
		Anheuser-Busch Cos., Inc., Sr. Notes,
A1	160	6.00%, 4/15/11	162,099
		Archer-Daniels-Midland Co., Debs.,
A2	60	8.125%, 6/01/12	66,723
		Bottling Group LLC, Notes,
A3	90	5.50%, 4/01/16	86,837
		Cadbury Schweppes US Finance LLC, Notes, 144A,
Baa2	160	3.875%, 10/01/08	153,407
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	355,882
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	86,668
		HJ Heinz Co., Notes, 144A,
Baa1	260	6.428%, 12/01/08	264,157
		Kellogg Co., Notes, Ser. B,
Baa1	375	6.60%, 4/01/11	387,383
		Kraft Foods, Inc., Notes,
A3	50	5.25%, 6/01/07	49,698
		Kraft Foods, Inc., Sr. Unsec. Notes,
A3	185	5.625%, 11/01/11	182,220
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	35,933
		Kroger Co. (The), Notes,
Baa2	250	7.80%, 8/15/07	254,451
		Kroger Co. (The), Sr. Notes,
Baa2	140	7.00%, 5/01/18	142,458

		PepsiAmericas, Inc., Notes,
Baa1	295	6.375%, 5/01/09	299,309
		Safeway, Inc., Sr. Unsec. Notes,
Baa2	25	7.25%, 2/01/31	25,373
		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	38,981
		Tyson Foods, Inc., Sr. Unsec. Notes,
Baa3	20	8.25%, 10/01/11	21,173
Baa3	150	6.60%, 4/01/16	146,619

			2,759,371

Gaming 0.1%
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	55	7.125%, 6/01/07	55,493
Baa3	150	5.50%, 7/01/10	146,340
Baa3	125	5.75%, 10/01/17	113,873
		Harrahs Operating Co., Inc., Notes,
Baa3	200	6.50%, 6/01/16	194,877
		Mandalay Resort Group, Sr. Sub. Notes,
Ba3	1	9.375%, 2/15/10(g)	1,053
		Station Casinos, Inc., Sr. Sub. Notes,
B1	300	6.625%, 3/15/18	271,499

			783,135

Health Care Insurance 0.2%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	79,438
		Anthem, Inc., Notes,
Baa1	310	3.50%, 9/01/07	301,239
		Coventry Health Care, Inc., Sr. Notes,
Ba1	190	6.125%, 1/15/15	180,635
		United Health Group, Inc., Sr. Unsec. Notes,
A2	290	5.25%, 3/15/11	282,340
A2	95	5.375%, 3/15/16	89,872
		United Health Group, Sr. Unsec. Notes,
A2	130	5.80%, 3/15/36	116,362
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	158,116
Baa1	105	5.95%, 12/15/34	96,410

			1,304,412

Health Care & Pharmaceutical 0.5%
		Abbott Laboratories, Notes,
A1	180	5.60%, 5/15/11	179,004
A1	385	5.875%, 5/15/16	381,702
		Baxter International, Inc., Sr. Unsec. Notes,
Baa1	170	5.196%, 2/16/08	168,513
		Boston Scientific Corp., Sr. Notes,
Baa3	410	6.40%, 6/15/16	399,405
		Bristol-Myers Squibb Co., Notes,
A1	110	5.75%, 10/01/11	109,707
		Cardinal Health, Inc., Unsub. Notes,
Baa2	260	5.85%, 12/15/17	247,904
		Genentech, Inc., Sr. Notes,
A1	180	4.75%, 7/15/15	164,845

		Laboratory Corp., of America Holdings, Sr. Unsec. Notes,
Baa3	145	5.625%, 12/15/15	138,703
		Merck & Co., Inc., Debs.,
Aa3	30	5.950%, 12/01/28	28,023
		Pharmacia Corp., Debs.,
Aaa	40	6.60%, 12/01/28	42,830
		Schering-Plough Corp., Sr. Notes,
Baa1	315	5.55%, 12/01/13	305,346
		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	255	6.15%, 2/01/36	228,969
		Ventas Realty LP, Sr. Notes,
Ba2	160	6.625%, 10/15/14	155,200
		Wyeth, Unsub. Notes,
Baa1	225	5.50%, 3/15/13	219,043
Baa1	135	5.50%, 3/15/14	130,443
Baa1	95	6.45%, 2/01/24	95,192

			2,994,829

Home Builders
		Lennar Corp., Gtd. Notes,
Baa2	175	6.50%, 4/15/16	169,588

Insurance 0.2%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	209,301
A1	15	5.55%, 5/09/35	13,105
A1	65	5.95%, 4/01/36	59,733
		American International Group, Inc., Notes,
Aa2	210	4.25%, 5/15/13	190,894
		American International Group, Inc., Notes, 144A,
Aa2	40	5.05%, 10/01/15	37,316
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	41,653
		Everest Reinsurance Holdings, Inc., Notes,
A3	120	5.400%, 10/15/14	112,263
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa3	145	7.00%, 3/15/34	133,887
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	48,262
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	71,201
A2	15	6.375%, 6/15/34	14,723
A2	205	5.70%, 6/15/35	182,870
		St. Paul Travelers Companies, Inc. (The), Sr. Unsec. Notes,
A3	140	6.75%, 6/20/36	138,226
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	103,826
Baa2	90	6.15%, 8/15/19	85,643
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
A3	15	5.25%, 9/15/14	13,831

			1,456,734

Lodging 0.1%
		Carnival Corp. (Panama), Gtd. Notes,
A3	440	3.75%, 11/15/07	427,504
		Carnival PLC (United Kingdom), Notes,
A3	50	7.30%, 6/01/07	50,579

		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba1	355	8.00%, 5/15/10	371,151

			849,234

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/01/08	119,566
		CBS Corp., Gtd. Notes,
Baa3	75	7.875%, 7/30/30	78,710
		Clear Channel Communications, Inc., Sr. Notes,
Baa3	15	4.40%, 5/15/11	13,594
		Clear Channel Communications, Inc., Sr. Unsec. Notes,
Baa3	30	6.25%, 3/15/11	29,460
		Disney (Walt) Co., Notes,
A3	50	5.375%, 6/01/07	49,868
		News America, Inc., Gtd. Notes,
Baa2	125	7.625%, 11/30/28	132,337
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	118,587
		Time Warner, Inc., Gtd. Notes,
Baa2	315	6.75%, 4/15/11	322,940
Baa2	160	7.25%, 10/15/17	167,521
Baa2	50	7.70%, 5/01/32	54,343
		Viacom, Inc., Sr. Notes,
Baa3	150	6.25%, 4/30/16	145,612
Baa3	160	6.875%, 4/30/36	154,410

			1,386,948

Metals 0.1%
		Alcan, Inc. (Canada), Notes,
Baa1	20	5.20%, 1/15/14	18,948
Baa1	115	5.00%, 6/01/15	106,253
		Noranda, Inc. (Canada), Notes
Baa3	165	6.20%, 6/15/35	145,956
		Southern Copper Corp., Notes,
Baa2	195	7.50%, 7/27/35	186,172
		United States Steel Corp., Sr. Notes
Ba1	160	10.75%, 8/01/08	172,000
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa3	30	8.25%, 1/17/34	32,363

			661,692

Non Captive Finance 0.4%
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	165	4.75%, 5/15/12	156,232
		Capital One Bank, Sub. Notes,
Baa1	5	6.50%, 6/13/13	5,113
		Capital One Financial Corp., Notes,
Baa1	55	5.50%, 6/01/15	52,017
		CIT Group Funding Co. of Canada, (Canada), Gtd. Notes,
A2	135	5.200%, 6/01/15	126,441
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	194,356
A2	80	4.25%, 2/01/10	76,185
		General Electric Capital Corp., Notes,
Aaa	110	4.875%, 10/21/10	106,846
Aaa	340	5.50%, 4/28/11	337,446
Aaa	315	6.75%, 3/15/32	336,239

		Household Finance Corp., Notes,
Aa3	130	4.75%, 5/15/09	126,935
Aa3	170	6.375%, 10/15/11	173,730
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	113,232
		Residential Capital Corp., Gtd. Notes,
Baa3	350	6.00%, 2/22/11	339,140
		Residential Capital Corp., Sr. Unsec. Notes,
Baa3	100	6.375%, 6/30/10	98,639

			2,242,551

Non-Corporate 0.1%
		Export-Import Bank of Korea (South Korea), Notes, 144A,
A3	170	4.125%, 2/10/09	162,740
		Korea Development Bank, (South Korea), Notes,
A3	240	4.75%, 7/20/09	232,785
		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa2	85	8.375%, 12/10/18	91,163
		Petrobras International Finance Co. (Cayman Islands), Sr. Notes,
A2	44	9.75%, 7/06/11	49,720

			536,408

Paper 0.1%
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	140	5.875%, 11/15/15	133,735
		Stora Enso Oyj (Finland), Bonds,
Baa2	170	7.25%, 4/15/36	165,945
		Weyerhaeuser Co., Debs.,
Baa2	145	7.375%, 3/15/32	146,801

			446,481

Pipelines & Other 0.2%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	311,259
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	390,119
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	35	6.875%, 3/01/33	34,223
		Enterprise Products Operating LP, Sr. Notes,
Baa3	150	4.00%, 10/15/07	145,947
		Kinder Morgan Finance (Canada), Gtd. Notes,
Baa2	175	5.70%, 1/05/16	151,948
		Oneok, Inc., Sr. Unsec. Notes,
Baa2	250	5.51%, 2/16/08	248,380
		Sempra Energy, Sr. Notes,
Baa1	120	4.621%, 5/17/07	118,831
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	14,928

			1,415,635

Railroads 0.1%
		Burlington Northern Santa Fe Corp., Debs.,
Baa2	135	6.70%, 8/01/28	141,053

		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,655
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	96	5.64%, 5/17/29	89,149
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/01/08	278,603
Baa2	275	3.625%, 6/01/10	254,412
Baa2	152	6.65%, 1/15/11	157,174

			925,046

Real Estate Investments Trusts 0.2%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	259,380
		EOP Operating LP, Sr. Notes,
Baa2	350	6.75%, 2/15/08	354,875
		ERP Operating LP, Notes,
Baa1	70	5.125%, 3/15/16	64,681
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	256,845
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	134,474
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	85,673
		Simon Property Group LP, Unsec’d Notes,
Baa1	280	5.75%, 5/01/12	275,843

			1,431,771

Retail 0.2%
		Gap, Inc. (The), Notes,
Baa3	250	6.90%, 9/15/07	251,532
		Home Depot, Inc., Sr. Notes,
Aa3	590	5.40%, 3/01/16	565,563
		JC Penney Corp., Inc., Debs,
Baa3	175	7.95%, 4/01/17	195,516
		May Department Stores Co. (The), Gtd. Notes,
Baa1	45	8.50%, 6/01/19	52,089
		May Department Stores Co. (The), Notes,
Baa1	40	6.65%, 7/15/24	39,178
		Target Corp., Sr. Unsec. Notes,
A2	140	7.50%, 8/15/10	149,596
		Wal-Mart Stores, Inc., Bonds,
Aa2	260	5.25%, 9/01/35	226,857

			1,480,331

Structured Notes
		TRAINS HY-1 2006, 144A,
B1	300	Zero, 5/01/16(g)	294,000

Technology 0.4%
		Computer Associates International, Inc., Sr. Notes, 144A,
Ba1	225	5.25%, 12/01/09	214,406
		Equifax, Inc., Notes,
Baa1	165	4.95%, 11/01/07	162,532

		First Data Corp., Notes,
A2	110	4.85%, 10/01/14	102,269
		Freescale Semiconductor, Inc., Sr. Notes,
Ba1	375	6.875%, 7/15/11	376,874
		International Business Machines Corp., Debs.,
A1	185	5.875%, 11/29/32	176,993
		Jabil Circuit, Inc., Sr. Notes,
Baa3	250	5.875%, 7/15/10	247,926
		Motorola, Inc., Notes,
Baa2	190	4.608%, 11/16/07	187,266
Baa2	24	7.625%, 11/15/10	25,701
		Oracle Corp. and Ozark Holding, Inc., Notes,
A3	200	5.00%, 1/15/11	193,015
		Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes,
Ba2	245	8.00%, 5/15/09	251,125
		Xerox Corp., Sr. Unsec. Notes,
Ba2	380	6.40%, 3/15/16	358,625

			2,296,732

Telecommunications 0.7%
		ALLTEL Ohio LP, Gtd. Notes, 144A,
A2	135	8.00%, 8/15/10	144,639
		America Movil SA de CV (Mexico), Unsec. Notes,
A3	115	6.375%, 3/01/35	99,960
		AT&T Corp., Sr. Notes,
A2	120	8.00%, 11/15/31	137,772
		AT&T, Inc., Notes,
A2	220	4.125%, 9/15/09	209,013
A2	240	5.30%, 11/15/10	234,158
		BellSouth Corp., Notes,
A2	245	4.20%, 9/15/09	233,572
		British Telecommunications PLC (United Kingdom), Bonds,
Baa1	45	8.875%, 12/15/30	55,305
		British Telecommunications PLC (United Kingdom), Unsub. Notes,
Baa1	220	7.00%, 5/23/07	222,039
		Cingular Wireless LLC, Sr. Notes,
Baa2	100	7.125%, 12/15/31	104,038
		Cingular Wireless Services, Inc., Notes,
Baa2	120	8.125%, 5/01/12	132,052
		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
A3	60	8.25%, 6/15/30	69,273
		Embarq Corp., Notes,
Baa3	80	7.082%, 6/01/16	79,561
Baa3	200	7.995%, 6/01/36	201,021
		France Telecom SA (France), Notes,
A3	75	8.50%, 3/01/31	90,246
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105	8.00%, 10/01/10	111,371
		New Cingular Wireless Services, Inc., Sr. Notes,
Baa2	110	8.75%, 3/01/31	134,863
		Nextel Communications, Inc., Sr. Notes,
Baa2	240	5.95%, 3/15/14	230,555
		Sprint Capital Corp., Gtd. Notes,
Baa2	185	6.90%, 5/01/19	190,066
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.25%, 11/15/13	83,202
Baa2	80	6.375%, 11/15/33	72,332
		Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1	420	6.80%, 5/15/09	426,125
		Telefonica Emisiones Sau (Spain)
Baa1	150	6.421%, 6/20/16	149,689
Baa1	265	7.045%, 6/20/36(g)	264,856

		TELUS Corp. (Canada), Notes,
Baa2	250	8.000%, 6/01/11	270,725
		US Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	88,819
		Verizon Global Funding Corp., Bonds,
A3	170	5.85%, 9/15/35	147,891
		Verizon Global Funding Corp., Notes,
A3	55	7.75%, 12/01/30	59,320
		Vodafone Group PLC (United Kingdom), Sr. Notes,
A3	200	7.75%, 2/15/10	211,385

			4,453,848

Tobacco 0.1%
		Altria Group, Inc., Debs.,
Baa2	60	7.75%, 1/15/27	67,325
		Altria Group, Inc., Notes,
Baa2	120	7.65%, 7/01/08	124,106
		Reynolds American Inc., Sec’d Notes,
Ba2	400	7.625%, 6/01/16(g)	391,000

			582,431

		Total corporate bonds (cost $50,720,123)	49,037,248

ASSET BACKED SECURITIES 1.4%
		American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A,
Baa2	230	5.669%, 3/15/12(h)	231,438
		American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A,
Baa2	150	5.699%, 2/15/12(h)	150,578
		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2,
AA+(d)	158	6.223%, 10/25/32(h)	157,924
		Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1,
Aa2	500	6.423%, 12/25/32(h)	500,446
		Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	389,657
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
Aa2	164	6.423%, 3/25/33(h)	164,413
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	5.823%, 1/25/35(h)	362,035
		Chase Issuance Trust, Ser. 2005-A4, Class A4,
Aaa	650	4.23%, 1/15/13	620,823
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	5.667%, 2/20/15(h)	301,147
		Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class AF3,
Aaa	270	5.12%, 7/25/35	264,886
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	255,428
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2	300	5.843%, 6/25/36(h)	302,534
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	186	5.757%, 1/20/35(h)	186,499
		Home Equity Asset Trust, Ser. 2005-7, Class 2A4,
Aaa	220	5.703%, 1/25/36(h)	220,956

		Household Mortgage Loan Trust, Ser. 2004-HC1, Class M,
Aa2	41	5.767%, 2/20/34(h)	40,686
		MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,504,781
		Morgan Stanley ABS Capital I, Ser. 2004-N3, Class M2,
A2	290	6.423%, 3/25/34(h)	292,735
		Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1,
Aaa	268	6.173%, 9/25/32(h)	274,781
		Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1,
Aa2	350	5.923%, 7/25/32(h)	354,121
		Prestige Auto Receivables Trust, Ser. 2004-1, Class A2, 144A,
Aaa	145	3.69%, 6/15/11	142,959
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2	240	5.763%, 10/25/35(h)	241,591
		Securitized Asset Bank Receivables LLC Trust, Ser. 2004-OP1, Class M1,
Aa2	280	5.833%, 2/25/34(h)	281,069
		Structured Asset Securities Corp., Ser. 2005-RMS1, Class A3,
AAA(d)	220	5.623%, 2/25/35(h)	221,241
		WFS Financial Owner Trust, Ser. 2004-4, Class D,
A3	153	3.58%, 5/17/12	149,711

		Total asset backed (cost 8,778,685)	8,612,439

COMMERCIAL MORTGAGE BACKED SECURITIES 3.0%
		Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	381,865
		Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	521,746
		Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4,
Aaa	1,000	4.668%, 7/10/43	917,521
		Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4,
Aaa	1,400	5.354%, 9/10/47	1,337,743
		Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E,
Baa2	430	6.47%, 11/15/33	437,323
		Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42	330,175
		Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB,
Aaa	500	5.287%, 10/12/42	483,748
		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
Aaa	430	5.7206%, 6/15/36	425,180
		Commercial Mortgage Asset Trust, Ser. 1999-C2, Class A1,
Aaa	67	7.285%, 11/17/32	67,691
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A,
AAA(d)	2,648	1.002%, 3/10/39	79,918
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	279,888
		Credit Suisse Mtge. Capital Certs., Series 2006-C1, Class A4,
AAA(d)	800	5.558%, 2/15/39	780,593
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	600	7.62%, 6/10/33	636,783
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2,
Aaa	4,917	0.775%, 3/10/40	105,462

		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,178,092
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C2, Class A3,
Aaa	610	4.533%, 1/05/36	579,642
		GS Mtge. Securities Corp. II, Series 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38	1,276,233
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A3,
Aaa	1,250	5.382%, 5/15/41	1,201,889
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4,
Aaa	700	5.345%, 12/15/44	669,711
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A4,
Aaa	455	5.472%, 1/12/43	437,565
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	941,251
		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP4, Class A4,
Aaa	520	4.918%, 10/15/42	484,369
		JP Morgan Chase Commercial Mtge. Securities, Series 2006-LDP6, Class X2,
Aaa	30,000	0.260%, 4/15/43	191,550
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,645	7.727%, 5/17/32	1,738,554
		LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29	760,721
		LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	396,625
		LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4,
Aaa	1,000	5.661%, 3/15/39	984,094
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	375,076
		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4,
Aaa	430	5.910%, 6/12/46	430,067
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,044,103

		Total commercial mortgage backed securities (cost $20,623,550)	19,475,178

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
		Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1,
Aaa	246	4.458%, 2/25/35(h)	238,113
		Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1,
Aaa	249	4.395%, 3/25/35(h)	240,594
		Bank of America Alternative Loan Trust, Ser. 2006-5, Class 3A1,
Aaa	399	6.00%, 6/25/36	398,063
		Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1,
Aaa	948	6.00%, 1/25/36	935,099
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	405	5.25%, 9/25/19	389,579
		Federal National Mortgage Association, Ser. 1993-55, Class K,
Aaa	201	6.50%, 5/25/08	201,316
		Master Alternative Loan Trust, Ser. 2004-4, Class 4A1,
Aaa	475	5.00%, 4/25/19	452,341

		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	328	4.17%, 2/25/34	318,796
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A,
AAA(d)	176	5.00%, 3/25/20	171,845

		Total collateralized mortgage obligations (cost $3,452,227)	3,345,746

MORTGAGE BACKED SECURITIES 10.4%
		Federal Home Loan Mortgage Corp.,
	2,590	4.50%, 2/01/19 - 7/01/20	2,447,319
	2,887	5.00%, 7/01/18 - 4/01/34	2,763,602
	785	5.262%, 12/01/35(h)	765,533
	1,875	5.50%, 5/01/34 – 7/01/34	1,805,599
	736	6.00%, 1/01/34	726,071
	797	7.00%, 10/01/31 - 11/01/33	816,907
		Federal Home Loan Mortgage Corp.,
	1,000	5.00%, TBA(c)	933,750
	1,500	5.50%, TBA(c)	1,440,468
	1,500	6.00%, TBA(c)	1,476,563
		Federal National Mortgage Association,
	409	4.00%, 5/01/19	377,483
	5,044	4.50%, 11/01/18 - 3/01/34	4,737,672
	9,353	5.00%, 1/01/19 - 7/01/35	8,800,795
	9,823	5.50%, 12/01/16 - 2/01/34	9,478,608
	5,290	6.00%, 9/01/17 - 1/01/35	5,227,913
	1,437	6.50%, 7/01/17 - 1/01/34	1,451,976
	90	7.50%, 12/01/07	90,166
	31	8.00%, 12/01/23	32,417
	22	8.50%, 2/01/28	23,797
		Federal National Mortgage Association,
	500	5.00%, TBA(c)	481,406
	6,000	5.00%, TBA(c)	5,608,127
	2,500	5.50%, TBA(c)	2,453,125
	5,500	5.50%, TBA(c)	5,281,715
	3,500	6.00%, TBA(c)	3,444,216
		Government National Mortgage Association,
	1,141	5.50%, 12/15/33 - 9/15/34	1,107,393
	1,035	6.50%, 9/15/23 - 8/15/32	1,050,208
	158	7.00%, 6/15/24	163,026
	23	7.50%, 12/15/29 - 5/15/31	23,780
	196	8.00%, 8/15/22 - 6/15/25	207,468
		Government National Mortgage Association,
	3,500	5.50%, TBA(c)	3,391,717

		Total mortgage backed securities (cost $68,366,318)	66,608,820

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
		Federal Farm Credit Bank,
	1,040	5.375%, 7/18/11	1,034,860
		Federal Home Loan Bank,
	265	4.25%, 4/16/07	262,366
	775	4.50%, 5/13/11	742,054
	60	4.75%, 1/18/11	58,222
	1,170	4.90%, 11/03/08	1,151,726
	4,730	5.25%, 7/18/11	4,677,898
	415	5.625%, 6/13/16	409,889
	465	5.75%, 6/27/16	465,006

		Federal National Mortgage Association,
	108	4.25%, 7/27/07	106,587
	1,625	4.50%, 2/15/11	1,562,478
	620	5.125%, 4/15/11	610,654
	595	5.375%, 7/15/16	587,006
		Tennessee Valley Authority,
	200	5.88%, 4/01/36	207,229

		Total U.S. government agency obligations (cost $12,027,397)	11,875,975

U.S. GOVERNMENT TREASURY SECURITIES 2.7%
		United States Treasury Bonds,
	39	9.00%, 11/15/18(b)	52,120
	914	8.875%, 2/15/19(b)	1,214,478
	2,235	8.125%, 8/15/19 - 8/15/21(b)	2,848,921
	245	8.75%, 8/15/20	328,109
	295	7.875%, 2/15/21	371,193
	1,398	6.00%, 2/15/26(g)	1,514,318
	130	5.375%, 2/15/31(g)	132,245
	1,977	4.50%, 2/15/36(b)	1,772,658
		United States Treasury Inflation Index,
	1,615	3.875%, 1/15/09	1,673,022
		United States Treasury Notes,
	1,480	2.75%, 8/15/07(b)	1,439,879
	135	4.00%, 6/15/09	130,850
	26	4.125%, 8/15/10	25,068
	841	4.50%, 2/28/11	820,041
	3,155	4.875%, 4/30/11 - 5/31/11(g)	3,122,901
	780	3.875%, 2/15/13	726,070
		United States Treasury Strips, Zero Coupon,
	1,770	2/15/19 - 5/15/19	900,127

		Total U.S. government securities (cost $17,514,681)	17,072,000

MUNICIPAL BOND
		Illinois State Taxable Pension, GO,
Aa3	195	5.10%, 6/01/33 (cost $167,348)	174,819

FOREIGN GOVERNMENT OBLIGATIONS 0.4%
		Government of Malaysia (Malaysia), Bonds,
A3	55	7.50%, 7/15/11	58,606
		Italy Government International Bond (Italy), Notes,
AA-(d)	160	5.375%, 6/15/33	148,952
		Mexico Government International Bond (Mexico), Bonds,
Baa1	190	8.30%, 8/15/31	219,450
		Mexico Government International Bond (Mexico), Notes,
Baa1	310	8.375%, 1/14/11	337,900
Baa1	185	8.125%, 12/30/19	209,050
		Province of Quebec (Canada), Notes,
Aa3	115	4.60%, 5/26/15(g)	106,502
		Province of Quebec (Canada), Sr. Unsub. Notes,
Aa3	390	5.75%, 2/15/09	392,219
		South Africa Government International Bond (South Africa), Notes,
Baa1	100	6.50%, 6/02/14	99,750

		United Mexican States (Mexico), Notes,
Baa1	775	5.875%, 1/15/14	751,750

		Total foreign government obligations (cost $2,376,447)	2,324,179

		Total long-term investments (cost $551,553,139)	593,440,781

SHORT-TERM INVESTMENTS 21.1%
CORPORATE BONDS 0.3%
Consumer
		Cendant Corp., Notes,
Baa1	$260	6.875%, 8/15/06	260,290

Electric
		Duke Capital LLC, Sr. Notes,
Baa2	140	4.331%, 11/16/06	139,387

Energy - Other 0.1%
		Devon Energy Corp., Sr. Notes,
Baa2	480	2.75%, 8/01/06	478,870
		Kerr-McGee Corp., Sec’d. Notes,
Ba2	260	5.875%, 9/15/06	259,910

			738,780

Foods 0.1%
		Kraft Foods, Inc., Notes,
A3	510	4.625%, 11/01/06	508,249
		Tyson Foods, Inc., Sr. Notes,
Baa3	75	7.25%, 10/01/06	75,225

			583,474

Media & Entertainment
		British Sky Broadcasting PLC, (United Kingdom), Gtd. Notes
Baa2	130	7.30%, 10/15/06	130,494

Real Estate Investment Trust 0.1%
		Simon Property Group LP, Gtd. Notes,
Baa1	380	6.875%, 11/15/06	381,322

		Total corporate bonds (cost $2,248,243)	2,233,747

U.S. GOVERNMENT SECURITIES 0.1%
	700	US Treasury Bill 4.79%, 09/21/2006(i) (cost $692,363)	692,559

Shares
AFFILIATED MUTUAL FUNDS 20.7%
3,610,575	Dryden Core Investment Fund - Short Term Bond Series(f)	36,141,852
96,808,151	Dryden Core Investment Fund - Taxable Money Market Series (includes $63,799,918 of cash collateral for securities on loan)(e)(f)	96,808,151

	Total affiliated mutual funds (cost $132,916,203)	132,950,003

Contracts
OUTSTANDING OPTION PURCHASED(a)
Call Option
10	90 Day Eurodollar, expiring 9/18/06 @ $95.25 (cost $11,579)	62

	Total short-term investments (cost $135,868,388)	135,876,369

	Total investments, Before Outstanding Option Written 113.5% (cost $687,421,527)(k)	729,317,152

OUTSTANDING OPTION WRITTTEN(a)
Call Option
10	90 Day Eurodollar, expiring 9/18/06 @ $95.75 (premiums received $5,271)	(62)

	Total investments, Net of Outstanding Option Written 113.5%	729,317,090
	Other liabilities in excess of other assets (j) (13.5%)	(86,981,873)

	Net Assets 100.0%	$642,335,217

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to liquid.

GO - General Obligation.

LLC - Limited Liability Company.

MTN - Medium Term Notes.

NA - National Association.

PAC - Planned Amortization Class.

TRAINS – Targeted Return Index Securities.

ULC – Unlimited Liability Corporation.

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Partial principal amount of $24,511,087 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	Portion of securities on loan with an aggregate market value of $61,653,703; cash collateral of $63,799,918 was received with which the portfolio purchased securities.
(h)	Variable rate instrument.
(i)	Rate shown is the effective yield at purchase date.
(j)	Other liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Date	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
26	90 Day Eurodollar	Sep. 06	$6,137,300	$6,147,250	$(9,950)
40	2-Yr. U.S. T-Notes	Sep. 06	8,111,250	8,142,593	(31,343)
106	5-Yr. U.S. T-Notes	Sep. 06	10,961,063	11,019,031	(57,968)
3	10-Yr. U.S. T-Notes	Sep. 06	314,578	314,816	(238)
15	U.S. Long Bond	Sep. 06	1,599,844	1,600,187	(343)
31	S&P 500 Index	Sep. 06	9,915,350	9,883,450	31,900

					(67,942)

Short Positions:
12	5-Yr. U.S. T-Notes	Sep. 06	1,240,875	1,249,486	8,611

					$(59,331)

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$692,065,888	$58,356,038	$21,104,774	$37,251,264

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August	25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    August 25, 2006

*	Print the name and title of each signing officer under his or her signature.